Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 3,064,475.0	$ 100,080.9	$ 2,693,837.0	$ 1,975,118.7
Asset used by the Company [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	3,064,424.3		2,693,815.7	1,975,114.0
Asset subject to operating lease [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 50.7		$ 21.3	$ 4.7